Consolidated Statements Of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest and dividend income
Loans and leases, including fees	$ 16,487	$ 14,050
Securities	183	125
FHLB and FRB stock dividends	154	78
Federal funds sold and other	383	156
Total interest and dividend income	17,207	14,409
Interest expense
Deposits	3,059	2,657
FHLB advances and other debt	263	254
Subordinated debentures	212	185
Total interest expense	3,534	3,096
Net interest income	13,673	11,313
Provision for loan losses and leases		230
Net interest income after provision for loan and lease losses	13,673	11,083
Noninterest income
Service charges on deposit accounts	409	741
Net gains on sales of loans	75	134
Net loss on sales of securitites
Earnings on bank owned life insurance	135	133
Other	124	169
Total noninterest income	743	1,177
Noninterest expense
Salaries and employee benefits	6,074	4,965
Occupancy and equipment	671	579
Data processing	995	1,116
Franchise and other taxes	366	358
Professional fees	988	1,148
Director fees	312	228
Postage, printing and supplies	175	168
Advertising and promotion	154	125
Telephone	118	123
Loan expenses	170	141
Foreclosed assets, net	18	65
Depreciation	208	211
FDIC premiums	282	222
Regulatory assessment	127	62
Other insurance	92	109
Other	205	203
Total noninterest expense	10,955	9,823
Income before incomes taxes	3,461	2,437
Income tax expense	2,115	810
Net income	1,346	1,627
Dividends on Series B preferred stock and accretion of discount	(666)	(857)
Net income attributable to common stockholders	$ 680	$ 770
Earnings per common share:
Basic	$ 0.04	$ 0.05
Diluted	$ 0.04	$ 0.05